Equity-accounted investees	12 Months Ended
Dec. 31, 2024
Equity-accounted investees [Abstract]
Equity-accounted investees
12.

Equity-accounted investees
2024 2023
Interest in Westinghouse $ 2,931,746 $ 2,899,379
Interest in JV Inkai

286,710 273,806
Interest in Global Laser Enrichment LLC (GLE) - -
$ 3,218,456 $ 3,173,185
A.

Joint ventures
i.

Westinghouse
Westinghouse is a nuclear reactor technology original equipment manufacturer and a global provider of products and services to commercial utilities and government agencies. Effective November 7, 2023, Cameco holds a 49 % interest and Brookfield holds 51%. Cameco has joint control with Brookfield over the strategic operating, investing and financing activities of
Westinghouse. The Company determined that the joint arrangement should be classified as a joint venture after concluding that neither the legal form of the separate entity, the terms of the contractual arrangement, or other facts and circumstances would give the Company rights to the assets and obligations for the liabilities relating to the arrangement. As a result, Cameco accounts for Westinghouse on an equity basis.
Westinghouse provides outage and maintenance services, engineering support, instrumentation and controls equipment, plant modification, and components and parts to nuclear reactors. Westinghouse has three fabrication facilities that design and manufacture nuclear fuel supplies for light water reactors. In addition, Westinghouse designs, develops and procures equipment for the build of new nuclear reactor plants.
The following table summarizes the total comprehensive loss of Westinghouse ( 100%). Prior period comprehensive loss is for the period commencing November 7, 2023:
2024 2023
Revenue from products and services $ 5,902,993 $ 1,063,417
Cost of products and services sold (2,075,469) (408,745)
Depreciation and amortization (728,294) (124,012)
Marketing, administrative and general expenses (2,980,932) (498,775)
Finance income 8,941 3,846
Finance costs (459,567) (59,414)
Other expense (238,158) (39,641)
Income tax recovery 124,717 13,555
Net loss (445,769) (49,769)
Other comprehensive income 42,506 13,933
Total comprehensive loss $ (403,263) $ (35,836)
The following table summarizes the financial information of Westinghouse ( 100%) for the year ending December 31 and reconciles it to the carrying amount of Cameco’s interest:
2024 2023
Cash and cash equivalents $ 255,589 $ 265,146
Other current assets 2,737,164 2,364,602
Intangible assets 7,821,802 7,655,386
Goodwill 1,698,174 1,534,947
Non-current assets 3,113,031 3,102,566
Current portion of long-term debt (44,576) (208,959)
Other current liabilities (2,751,396) (2,255,099)
Long-term debt (4,924,398) (4,554,227)
Other non-current liabilities (2,078,688) (2,130,446)
Net assets $ 5,826,702 5,773,916
Net assets attributable to non-controlling interest (25,127) (24,036)
Net assets attributable to shareholders $ 5,801,575 $ 5,749,880
Cameco's share of net assets attributable to shareholders ( 49%) 2,842,772 2,817,441
Acquisition costs (a) 83,896 83,916
Impact of foreign exchange on acquisition costs 5,078 (1,978)
Carrying amount of interest in Westinghouse $ 2,931,746 2,899,379
(a) Cameco incurred $ 83,896,000

of acquisition costs that were included in the cost of the investment.
ii.

Global Laser Enrichment LLC (GLE)
GLE is the exclusive licensee of the proprietary Separation of Isotopes by Laser Excitation (SILEX) laser enrichment technology, a third-generation uranium enrichment technology.

Cameco owns a
49 % interest in GLE with an option to attain a
majority interest of up to 75 % ownership. Cameco has joint control with SILEX over the strategic operating, investing and financing activities and as a result, accounts for GLE on an equity basis. In 2014, an impairment charge was recognized for its full carrying value of $ 183,615,000 . Following the impairment, under the equity method of accounting, Cameco discontinued
recognizing its share of losses in GLE. Cameco’s contributions to GLE are recorded in earnings as research and development.
B.

Associate
i.

JV Inkai
JV Inkai is the operator of the Inkai uranium deposit located in Kazakhstan. Cameco holds a 40 % interest and Kazatomprom holds a 60 % interest in JV Inkai. Cameco does not have joint control over the joint venture and as a result, Cameco accounts for JV Inkai on an equity basis.
JV Inkai is a uranium mining and milling operation that utilizes in-situ recovery (ISR) technology to extract uranium. The participants in JV Inkai purchase uranium from Inkai and, in turn, derive revenue directly from the sale of such product to third-
party customers.
The following table summarizes the total comprehensive income of JV Inkai ( 100%):
2024 2023
Revenue from products and services $ 934,759 $ 708,679
Cost of products and services sold (147,103) (99,160)
Depreciation and amortization (57,739) (35,187)
Finance income 3,010 1,343
Finance costs (704) (1,069)
Other expense (13,453) (34,738)
Income tax expense (143,974) (106,419)
Net earnings 574,796 433,449
Other comprehensive income - -
Total comprehensive income $ 574,796 $ 433,449
The following table summarizes the financial information of JV Inkai ( 100%) and reconciles it to the carrying amount of
Cameco’s interest:
2024 2023
Cash and cash equivalents $ 47,282 $ 24,074
Other current assets 694,041 551,917
Non-current assets 307,801 332,655
Current liabilities (42,368) (40,985)
Non-current liabilities (27,802) (30,211)
Net assets 978,954 837,450
Cameco's share of net assets ( 40%) 391,582 334,980
Consolidating adjustments
(a)
(93,365) (74,223)
Fair value increment
(b)
77,992 81,090
Dividends declared but not received 9,760 5,952
Dividends in excess of ownership percentage
(c)
(107,179) (74,843)
Impact of foreign exchange 7,920 850
Carrying amount of interest in JV Inkai $ 286,710 $ 273,806
(a) Cameco records certain consolidating adjustments to eliminate unrealized profit and amortize historical differences in accounting policies. This amount is amortized to earnings over units of production.
(b) Upon restructuring, Cameco assigned fair values to the assets and liabilities of JV Inkai. This increment is amortized to earnings over units of production.
(c) Cameco’s share of dividends follows its production purchase entitlements which is currently higher than its ownership interest.